SEGMENT	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT

NOTE 16 – SEGMENT

The Company uses the “management approach” in determining its operating segments. The management approach considers the internal organization and reporting used by the Group’s Chief Operating Decision Maker (“CODM”) for making strategic decisions, assessing performance, and allocating resources. The Company’s CODM has been identified as the Chief Executive Officer of the Group. The Company determined it operates as one consolidated segment and therefore has one reportable segment. The Company designs, process and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. The Company also provides dyeing services to external customers, as well as pet grooming service. The dyeing service is to utilize the existing production capacity and the pet grooming service is immaterial. Therefore, the Company concludes that essentially the Company’s products and services have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution, hence the Company has only one reporting segment.

Revenue by products and services category

The summary of total revenue by products and services categories consisted of the following

	For the Years Ended June 30,
Products and services category	2025	2024	2023
Products
Traditional pet products	$8,647,605	$9,020,839	$8,302,299
Intelligent pet products	6,298,625	4,384,631	7,404,407
Climbing hooks and others	5,761,477	1,355,016	1,806,369
Total revenue from products	20,707,707	14,760,486	17,513,075

Services
Dyeing services	-	87,416	-
Other services	-	-	71,379
Total revenue from services	-	87,416	71,379
Total	$20,707,707	$14,847,902	$17,584,454

Revenue by geographic location

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2025	2024	2023
Sales to international markets	$13,621,337	$10,063,227	$11,253,079
Sales to China domestic markets	7,086,370	4,784,675	6,331,375
Total	$20,707,707	$14,847,902	$17,584,454

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)